WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	COMMUNICATIONS — 4.3%
26,600	GoDaddy, Inc. - Class A*	$3,156,888
	CONSUMER DISCRETIONARY — 16.7%
21,800	Beacon Roofing Supply, Inc.*	2,136,836
21,800	CarMax, Inc.*	1,898,998
14,400	Dorman Products, Inc.*	1,388,016
24,900	Masco Corp.	1,964,112
3,500	Pool Corp.	1,412,250
25,200	Wyndham Hotels & Resorts, Inc.	1,934,100
37,800	YETI Holdings, Inc.*	1,457,190
		12,191,502
	CONSUMER STAPLES — 6.0%
58,300	Grocery Outlet Holding Corp.*	1,677,874
10,300	Inter Parfums, Inc.	1,447,253
6,100	Lancaster Colony Corp.	1,266,543
		4,391,670
	FINANCIALS — 6.9%
34,000	Brown & Brown, Inc.	2,976,360
6,500	Enstar Group Ltd.*	2,019,940
		4,996,300
	HEALTH CARE — 7.4%
15,600	Addus HomeCare Corp.*	1,612,104
16,200	Ensign Group, Inc.	2,015,604
16,500	ICU Medical, Inc.*	1,770,780
		5,398,488
	INDUSTRIALS — 28.3%
30,400	AMN Healthcare Services, Inc.*	1,900,304
65,500	API Group Corp.*	2,572,185
32,500	AZEK Co., Inc.*	1,632,150
8,700	EMCOR Group, Inc.	3,046,740
20,900	Graco, Inc.	1,953,314
108,900	Hayward Holdings, Inc.*	1,667,259
10,200	Landstar System, Inc.	1,966,152
78,900	R1 RCM, Inc.*	1,016,232
10,700	SiteOne Landscape Supply, Inc.*	1,867,685
5,700	Tetra Tech, Inc.	1,052,847
4,700	Watsco, Inc.	2,030,259
		20,705,127

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 6.4%
20,700	Ashland, Inc.	$2,015,559
105,700	Element Solutions, Inc.	2,640,386
		4,655,945
	REAL ESTATE — 3.1%
11,700	Jones Lang LaSalle, Inc.*	2,282,553
	TECHNOLOGY — 18.2%
13,600	Booz Allen Hamilton Holding Corp.	2,018,784
20,300	Entegris, Inc.	2,852,962
15,800	MKS Instruments, Inc.	2,101,400
11,300	PTC, Inc.*	2,135,022
103,800	Verra Mobility Corp.*	2,591,886
5,300	Zebra Technologies Corp. - Class A*	1,597,632
		13,297,686
	TOTAL COMMON STOCKS
	(Cost $47,582,618)	71,076,159
	SHORT-TERM INVESTMENTS — 2.8%
2,065,652	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.09%[1]	2,065,652
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,065,652)	2,065,652
	TOTAL INVESTMENTS — 100.1%
	(Cost $49,648,270)	73,141,811
	Liabilities in Excess of Other Assets — (0.1)%	(44,759)
	TOTAL NET ASSETS — 100.0%	$73,097,052

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.